UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

536 Broadway, 7th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2009

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini European Social Equity FundSM

Domini PacAsia Social Equity FundSM

Domini European PacAsia Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2009 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

SECURITY	SHARES	VALUE
Consumer Discretionary—12.7%
Amazon.com Inc (a)	81,500	$6,562,380
American Eagle Outfitters Inc	1,004	14,880
AutoZone Inc (a)	34,947	5,814,831
Best Buy Co Inc	78,972	3,030,945
Big Lots Inc (a)	132,900	3,673,356
Black & Decker Corp	600	24,180
Centex Corp	226,300	2,475,722
Coach Inc (a)	182,400	4,468,800
Comcast Corp Class A	5,067	78,336
D R Horton Inc	217,839	2,842,799
DIRECTV Group Inc/The (a)	171,000	4,228,830
Walt Disney Co/The	3,915	85,739
Gap Inc/The	266,197	4,136,701
Harman International Industries Inc	164,000	2,983,160
Home Depot Inc	3,244	85,382
JC Penney Co Inc	121,424	3,726,503
Johnson Controls Inc	1,648	31,328
Jones Apparel Group Inc	494,800	4,571,952
KB Home	172,800	3,122,496
Kohls Corp (a)	85,700	3,886,495
Limited Brands Inc	1,668	19,049
Liz Claiborne Inc	5,757	27,288
Lowe’s Cos Inc	2,876	61,834
Macy’s Inc	283,700	3,881,016
McDonald’s Corp	151,420	8,069,172
Meredith Corp	1,350	33,858
Nike Inc Class B	1,070	56,143
Nordstrom Inc	895	20,254
Pulte Homes Inc	1,079	12,420
Radio One Inc Class A (a)	18,076	17,172
Ross Stores Inc	85,500	3,243,870
Scholastic Corp	884	17,441
Staples Inc	2,258	46,560
Starbucks Corp (a)	2,578	37,278
Target Corp	1,523	62,839
Tiffany & Co	692	20,026
Timberland Co/The Class A (a)	995	16,159
Time Warner Cable Inc (a)	554	17,855
Time Warner Inc (a)	190,474	4,158,047
VF Corp	554	32,836
Viacom Inc Class B (a)	1,481	28,494
Washington Post Co/The Class B	95	39,766
Whirlpool Corp	500	22,580

		75,786,772

Consumer Staples—12.2%
Avon Products Inc	2,173	49,457
Bunge Ltd	64,400	3,091,844
Coca-Cola Co/The	216,128	9,304,310
Colgate Palmolive Co	112,116	6,614,844
Costco Wholesale Corp	2,126	103,324
CVS Caremark Corp	138,600	4,404,708
Hershey Co / The	2,246	81,170

Domini Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Kimberly Clark Corp	2,501	122,899
Kraft Foods Inc Class A	5,682	132,959
Kroger Co/The	192,777	4,167,839
Pepsi Bottling Group Inc	198,500	6,207,095
Pepsico Inc	119,259	5,934,328
Procter & Gamble Co/The	302,123	14,936,961
Safeway Inc	258,900	5,113,275
SUPERVALU Inc	315,100	5,151,885
Sysco Corp	309,500	7,220,635
Whole Foods Market Inc	1,587	32,899

		72,670,432

Energy—11.1%
Anadarko Petroleum Corp	114,731	4,940,317
Apache Corp	136,862	9,971,765
Devon Energy Corporation New	89,000	4,614,650
ENSCO International Inc	114,600	3,240,888
EOG Resources Inc	33,118	2,102,331
National Oilwell Varco Inc (a)	115,800	3,506,424
Nexen Inc	141,200	2,696,920
Noble Corp (a)	92,100	2,517,093
Noble Energy Inc	78,500	4,454,875
Range Resources Corp	87,200	3,485,384
Southwestern Energy Co (a)	289,000	10,363,540
StatoilHydro ASA ADR	151,700	2,821,620
Talisman Energy Inc	603,700	7,596,427
Tidewater Inc	87,600	3,788,700

		66,100,934

Financials—12.3%
American Express Co	4,919	124,057
Annaly Capital Management Inc	191,400	2,692,998
Bank of America Corp	382,842	3,418,779
Bank of New York Mellon Corp/The	202,800	5,167,344
BB&T Corp	255,900	5,972,706
Citigroup Inc	10,300	31,415
Goldman Sachs Group Inc/The	45,700	5,872,450
Host Hotels + Resorts Inc	381,500	2,933,735
Hudson City Bancorp Inc	323,400	4,061,904
Huntington Bancshares Inc	1,104,300	3,080,997
JPMorgan Chase & Co	429,895	14,186,535
NYSE Euronext	139,652	3,235,737
Popular Inc	11,219	32,086
Principal Financial Group Inc	210,000	3,431,400
Prudential Financial Inc	115,600	3,338,528
State Street Corporation	147,400	5,030,762
US Bancorp	5,831	106,241
Wells Fargo & Co	556,356	11,132,684

		73,850,358

Domini Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Health Care—13.8%
Amgen Inc (a)	307,265	14,893,135
Becton Dickinson and Co	80,755	4,884,062
Boston Scientific Corp (a)	399,300	3,358,113
Forest Laboratories Inc (a)	199,700	4,331,493
Gilead Sciences Inc (a)	151,110	6,920,838
Johnson & Johnson	501,027	26,233,774
King Pharmaceuticals Inc (a)	355,100	2,798,188
McKesson Corp	137,900	5,102,300
Medtronic Inc	205,683	6,581,856
St Jude Medical Inc (a)	97,000	3,251,440
Watson Pharmaceuticals Inc (a)	129,500	4,006,730

		82,361,929

Industrials—6.5%
3M Co	103,828	5,980,493
Bombardier Cl B	685,100	2,179,680
Cooper Industries Ltd Class A	109,788	3,599,949
CSX Corp	121,800	3,604,062
Cummins Inc	160,936	5,471,824
RR Donnelley & Sons Co	4,768	55,547
Emerson Electric Co	3,634	123,701
First Solar Inc (a)	19,546	3,660,770
Illinois Tool Works Inc	3,600	118,080
Interface Inc Class A	5,681	32,893
JetBlue Airways Corp (a)	4,861	23,965
Herman Miller Inc	2,241	33,324
Norfolk Southn Corp	92,400	3,296,832
Ryder System Inc	127,700	3,536,013
Southwest Airlines Co	5,734	40,023
SunPower Corp Class A (a)	479	13,115
United Parcel Service Inc	137,250	7,183,665

		38,953,936

Information Technology—21.4%
Agilent Technologies Inc (a)	1,560	28,486
Apple Inc (a)	114,465	14,403,131
Applied Materials Inc	6,140	74,969
Cisco Systems Inc (a)	483,859	9,348,156
Dell Inc (a)	360,185	4,185,350
eBay Inc (a)	2,376	39,133
EMC Corp/Massachusetts (a)	4,400	55,132
Fiserv Inc (a)	133,400	4,978,488
Google Inc (a)	29,395	11,639,538
Hewlett Packard Co	215,698	7,760,814
Intel Corp	414,386	6,539,011
International Business Machines Corp	191,918	19,807,857
Juniper Networks Inc (a)	1,500	32,475
Lexmark International Inc (a)	186,400	3,657,168
Micron Technology Inc (a)	567,200	2,767,936
Microsoft Corp	1,071,327	21,705,084

Domini Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Motorola Inc	7,500	41,475
Oracle Corp	668,700	12,932,658
Power Integrations Inc	1,419	30,225
QLogic Corp (a)	265,400	3,763,372
QUALCOMM Inc	3,351	141,814
Symantec Corp (a)	218,200	3,763,950
Texas Instruments Inc	4,455	80,457
Xerox Corp	4,497	27,477

		127,804,156

Materials—2.5%
Eastman Chem Co	125,300	4,971,904
International Paper Co	7,165	90,709
Lubrizol Corp	118,000	5,099,959
MeadWestvaco Corp	4,506	70,564
Nucor Corp	1,282	52,165
Sealed Air Corp New	232,100	4,423,826

		14,709,127

Telecommunication Services—5.8%
AT&T Inc	618,819	15,854,143
France Telecom SA	254,930	5,623,756
Sprint Nextel Corp (a)	7,259	31,649
Verizon Communications Inc	440,091	13,352,361

		34,861,909

Utilities—1.2%
National Grid Plc ADR	88,000	3,665,200
Pepco Holdings Inc	286,300	3,421,285

		7,086,485

Total Investments—99.5% (Cost $641,680,359) (b)		594,186,038

Other Assets, less liabilities—0.5%		3,260,982

Net Assets—100.0%		$597,447,020

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $676,632,508. The aggregate gross unrealized appreciation is $17,930,754 and the aggregate gross unrealized depreciation is $100,377,224, resulting in net unrealized depreciation of $82,446,470.

ADR American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Country/Security	Industry	Shares	Value
Australia—0.2%
Origin Energy Ltd	Energy	8,449	$101,120

			101,120

Austria—1.7%
IMMOFINANZ AG (a)	Real Estate	82,420	161,638
OMV AG	Energy	20,484	644,112

			805,750

Belgium—3.2%
Bekaert SA	Capital Goods	1,379	129,191
Delhaize Group	Food & Staples Retailing	8,294	562,707
Dexia SA	Banks	27,715	136,838
Euronav NV	Energy	10,659	155,367
Fortis	Diversified Financials	77,101	192,073
KBC Group NV	Banks	9,229	206,859
RTL Group	Media	1,823	76,093

			1,459,128

Denmark—0.1%
Novo Nordisk AS	Pharma, Biotech & Life Sciences	1,010	48,423

			48,423

Finland—0.6%
Nokia OYJ	Technology Hardware & Equipment	4,483	64,929
Pohjola Bank PLC	Diversified Financials	4,197	31,422
Pohjola Bank PLC Rights (a) (c)	Diversified Financials	4,197	8,787
Tieto Oyj	Software & Services	13,815	179,401

			284,539

France—16.3%
Air France KLM	Transportation	12,784	143,516
AXA SA	Insurance	9,959	168,192
Societe BIC SA	Commercial & Professional Services	1,801	97,071
BNP Paribas	Banks	14,358	765,788
Cie Generale de Geophysique-Veritas (a)	Energy	16,578	243,620
Ciments Francais SA	Materials	596	54,494
Eiffage SA	Capital Goods	3,956	206,224
Eurazeo	Diversified Financials	2,207	91,171
France Telecom SA	Telecommunication Services	45,427	1,015,495
Gecina SA	Real Estate	1,189	65,669
Hermes International	Consumer Durables & Apparel	412	55,025
PEUGEOT SA	Automobiles & Components	8,523	199,336
Publicis Groupe SA	Media	5,763	177,664
Sanofi-Aventis	Pharma, Biotech & Life Sciences	25,670	1,488,850
Schneider Electric SA	Capital Goods	6,382	489,733
SCOR SE	Insurance	4,728	100,053
STMicroelectronics	Semiconductors & Semiconductor Equipment	62,091	412,207
Vallourec SA	Capital Goods	2,355	260,228
Vivendi SA	Media	52,847	1,433,464
Wendel	Capital Goods	1,896	70,460

			7,538,260

Domini European Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Germany—10.2%
Adidas AG	Consumer Durables & Apparel	7,459	282,878
Allianz SE	Insurance	5,906	545,788
Commerzbank AG	Banks	37,546	256,721
Deutsche Lufthansa AG	Transportation	72,860	933,125
Deutsche Telekom AG	Telecommunication Services	87,280	1,057,083
Henkel AG & Co KGaA	Household & Personal Products	26,200	712,753
Linde AG	Materials	1,820	145,497
Metro AG	Food & Staples Retailing	4,242	180,999
Muenchener Ruckvers AG	Insurance	3,123	432,989
Suedzucker AG	Food & Beverage	9,416	183,040

			4,730,873

Greece—0.5%
Public Power Corp SA	Utilities	11,738	228,178

			228,178

Ireland—2.1%
Anglo Irish Bank Corp Ltd (c)	Banks	80,825	11,315
CRH PLC	Materials	16,486	434,072
DCC Plc	Capital Goods	8,572	155,490
Kerry Group PLC	Food & Beverage	9,916	204,322
Smurfit Kappa Group PLC	Materials	60,302	177,392

			982,591

Italy—4.2%
Banco Popolare SC	Banks	12,593	83,936
Buzzi Unicem SPA	Materials	17,964	266,606
Fiat SpA	Automobiles & Components	27,116	270,025
Italcementi SpA	Materials	35,479	432,756
Pirelli & C SpA	Automobiles & Components	678,696	267,554
Saras SpA	Energy	15,396	45,495
Telecom Italia	Telecommunication Services	84,117	107,339
Unicredit SpA	Banks	150,271	372,163
Unipol Gruppo Finanziario SPA	Insurance	63,786	80,254

			1,926,128

Japan—0.5%
Nippon Mining Holdings Inc	Energy	33,500	152,543
Toyo Seikan Kaisha Ltd	Materials	3,500	57,880

			210,423

Netherlands—6.1%
Aegon NV	Insurance	25,654	132,577
Koninklijke Ahold NV	Food & Staples Retailing	87,247	963,270
Akzo Nobel NV	Materials	4,339	183,413
Corporate Express NV (c)	Commercial & Professional Services	10,034	122,989
ING Groep NV	Diversified Financials	80,677	757,529
Koninklijke DSM NV	Materials	5,516	172,608
Randstad Hldgs NV	Commercial & Professional Services	4,882	112,822
Unilever NV	Food & Beverage	19,512	388,477

			2,833,685

Domini European Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Norway—3.2%
Fred Olsen Energy ASA	Energy	7,500	239,491
StatoilHydro ASA	Energy	62,674	1,189,352
TGS Nopec Geophysical Co ASA (a)	Energy	7,800	58,472

			1,487,315

Poland—0.4%
Polskie Gornictwo Naftowe I Gazownictwo SA	Energy	172,992	199,763

			199,763

Spain—6.7%
Banco Santander SA	Banks	115,696	1,114,554
Banco Bilbao Vizcaya Argentaria SA	Banks	24,077	264,169
Criteria Caixacorp SA	Diversified Financials	38,803	146,541
Gas Natural SDG SA	Utilities	17,021	272,910
Mapfre SA	Insurance	117,499	337,865
Telefonica SA	Telecommunication Services	48,808	931,973

			3,068,012

Sweden—2.1%
Boliden AB	Materials	28,980	185,296
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment	54,626	481,525
Holmen AB	Materials	8,142	181,450
Securitas AB	Commercial & Professional Services	11,558	96,503

			944,774

Switzerland—8.6%
Adecco SA	Commercial & Professional Services	1,631	64,756
Clariant AG	Materials	41,681	238,240
Holcim Ltd	Materials	8,616	442,166
Novartis AG	Pharma, Biotech & Life Sciences	50,366	1,919,210
Roche Holdings AG	Pharma, Biotech & Life Sciences	8,482	1,076,122
Schindler Hldg AG	Capital Goods	2,976	157,691
Schindler Hldg AG	Capital Goods	1,380	72,153

			3,970,338

United Kingdom—28.8%
Antofagasta PLC	Materials	6,419	56,119
ARM Holdings Plc	Semiconductors & Semiconductor Equipment	41,554	73,890
Aviva PLC	Insurance	126,842	592,996
Barclays PLC	Banks	279,628	1,166,403
BG Group PLC	Energy	113,385	1,836,391
Centrica PLC	Utilities	264,144	888,497
Compass Group PLC	Consumer Services	56,628	271,873
Cookson Grp	Capital Goods	237,603	68,656
Drax Group PLC	Utilities	57,958	443,152
Experian PLC	Commercial & Professional Services	47,272	315,214
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	82,887	1,288,401
Home Retail Group PLC	Retailing	53,171	198,351
HSBC Holdings PLC	Banks	134,443	957,241

Domini European Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Investec PLC	Diversified Financials	30,010	145,635
Kingfisher PLC	Retailing	143,964	396,999
Man Group PLC	Diversified Financials	15,447	58,025
Mondi PLC	Materials	41,617	109,152
National Grid PLC	Utilities	13,975	116,898
Old Mutual PLC	Insurance	372,064	376,555
Pearson PLC	Media	15,409	161,316
Reckitt Benckiser Group PLC	Household & Personal Products	999	39,480
Reed Elsevier PLC	Media	24,500	183,154
RSA Insurance Group PLC	Insurance	84,727	164,720
Sage Group	Software & Services	33,344	91,654
Sainsbury (J)	Food & Staples Retailing	68,602	335,968
Scottish & Southern Energy PLC	Utilities	7,358	120,806
Segro PLC	Real Estate	42,103	14,973
Smiths Group PLC	Capital Goods	5,824	63,301
Thomas Cook Group PLC	Consumer Services	71,098	276,815
Thomson Reuters PLC	Media	11,574	300,989
Travis Perkins PLC	Capital Goods	26,113	272,601
Trinity Mirror Plc	Media	75,285	59,962
Tullow Oil PLC	Energy	3,398	40,609
Unilever PLC	Food & Beverage	30,407	597,457
Vodafone Group PLC	Telecommunication Services	656,091	1,212,327
Wolseley PLC (a)	Capital Goods	1,735	31,520

			13,328,100

United States—2.0%
Eastman Chemical Co	Materials	1,400	55,552
International Paper Co	Materials	5,800	73,428
Noble Corporation Baar (a)	Energy	8,400	229,572
Southwestern Energy Co (a)	Energy	15,800	566,588

			925,140

Total Investments—97.5% (Cost $60,887,741) (b)			45,072,540

Other Assets, less liabilities—2.5%			1,147,703

Net Assets—100.0%			$46,220,243

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $64,521,969. The aggregate gross unrealized appreciation is $3,220,284 and the aggregate gross unrealized depreciation is $22,669,713, resulting in net unrealized depreciation of $19,449,429.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the discretion of the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia—10.3%
AGL Energy Ltd	Utilities	20,526	$228,016
Amcor Ltd/Australia	Materials	10,046	35,354
Bluescope Steel Ltd	Materials	47,846	82,257
CFS Retail Property Trust	Real Estate	28,220	34,106
Computershare Ltd	Software & Services	11,784	79,131
CSL Ltd/Australia	Pharma, Biotech & Life Sciences	6,806	172,113
GPT Group	Real Estate	212,390	73,340
Leighton Holdings Ltd	Capital Goods	2,140	33,127
Mirvac Group	Real Estate	92,905	71,329
National Australia Bank Ltd	Banks	15,160	229,778
OneSteel Ltd	Materials	12,374	20,273
OneSteel Ltd Rts (a) (c)	Materials	4,949	1,564
Origin Energy Ltd	Energy	8,139	97,410
QBE Insurance Group Ltd	Insurance	7,610	121,829
Suncorp-Metway Ltd	Insurance	16,388	71,038
Telstra Corp Ltd	Telecommunication Services	64,483	157,761
Westpac Banking Corp	Banks	13,300	187,613

			1,696,039

Austria—0.5%
OMV AG	Energy	2,445	76,882

			76,882

China—4.9%
Agile Property Holdings Ltd	Real Estate	155,260	117,595
Byd Co Ltd	Capital Goods	28,346	74,430
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	208,000	118,893
China Life Insurance Co Ltd	Insurance	31,190	110,672
China Southern Airlines Co Ltd (a)	Transportation	161,547	38,354
Hengan International Group Co Ltd	Household & Personal Products	9,566	40,053
Hopson Development Holdings Ltd	Real Estate	41,357	32,071
Ping An Insurance Group Co of China Ltd	Insurance	6,910	43,153
Shimao Property Holdings Ltd	Real Estate	59,000	66,535
Shui On Land Ltd	Real Estate	93,500	40,536
Soho China Limited	Real Estate	127,500	62,844
TPV Technology Ltd	Technology Hardware & Equipment	150,950	50,251

			795,387

Hong Kong—7.9%
Chinese Estates Holdings Ltd	Real Estate	34,024	42,584
First Pacific Co	Food & Beverage	78,389	35,401
Great Eagle Holdings Ltd	Real Estate	27,874	38,771
Henderson Land Development Co Ltd	Real Estate	15,733	74,096
Hongkong Land Holdings Ltd	Real Estate	25,000	62,500
Hopewell Highway Infrastructure Ltd	Transportation	58,135	31,655
Hopewell Holdings Ltd	Real Estate	6,351	16,430
Hysan Development Co Ltd	Real Estate	50,191	91,702
Jardine Matheson Holdings Ltd	Capital Goods	6,111	138,720
Jardine Strategic Holdings Ltd	Capital Goods	4,531	53,466
New World Development Ltd	Real Estate	84,406	111,958
PCCW Limited	Telecommunication Services	19,693	8,970
Sino Land Co	Real Estate	50,664	65,372

Domini PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Sun Hung Kai Properties Ltd	Real Estate	6,065	63,114
Swire Pacific Ltd	Real Estate	25,667	201,523
Wharf Holdings Ltd	Real Estate	33,675	112,103
Wheelock & Co Ltd	Real Estate	67,221	146,235

			1,294,600

India—3.7%
Hero Honda Motors Ltd	Automobiles & Components	7,379	174,745
JSW Steel Ltd	Materials	5,839	40,168
Mahanagar Telephone Nigam	Telecommunication Services	24,282	34,893
Punjab National Bank Ltd	Banks	14,701	140,149
State Bank of India Ltd	Banks	4,969	128,225
Sterlite Industries India Ltd	Materials	7,554	62,081
Videocon Industries Ltd	Consumer Durables & Apparel	9,192	19,951

			600,212

Indonesia—0.8%
Perusahaan Gas Negara PT	Utilities	512,500	125,886

			125,886

Japan—47.7%
Aeon Co Ltd	Food & Staples Retailing	9,464	73,877
Amada Co Ltd	Capital Goods	31,189	191,791
Aoyama Trading Co Ltd	Retailing	7,690	110,600
Asahi Kasei Corp	Materials	20,640	83,076
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	10,484	342,060
Bank of Yokohama Ltd/The	Banks	8,933	37,771
Brother Industries Ltd	Technology Hardware & Equipment	5,952	48,216
Casio Computer Co Ltd	Consumer Durables & Apparel	4,000	30,249
Central Japan Railway Co	Transportation	11	65,183
Chiba Bank Ltd/The	Banks	15,000	74,097
Chuo Mitsui Trust Holdings Inc	Banks	31,930	104,178
Credit Saison Co Ltd	Diversified Financials	9,100	101,373
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	3,389	57,009
Daito Trust Construction Co Ltd	Real Estate	2,000	83,143
Daiwa House Industry Co Ltd	Real Estate	14,769	128,948
Dentsu Inc	Media	3,254	59,963
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	3,613	38,486
Fanuc Ltd	Capital Goods	524	37,655
Fast Retailing Co Ltd	Retailing	358	37,479
FUJIFILM Holdings Corp	Consumer Durables & Apparel	7,718	196,117
Fukuoka Financial Group Inc	Banks	22,983	70,548
Hakuhodo DY Holdings Inc	Media	2,230	102,451
Hokuhoku Financial Group Inc	Banks	61,846	108,750
Honda Motor Co Ltd	Automobiles & Components	14,498	419,238
Japan Retail Fund Investment Corp	Real Estate	10	35,168
Kawasaki Kisen Kaisha Ltd	Transportation	34,206	128,292
KDDI Corp	Telecommunication Services	27	121,299
Konica Minolta Holdings Inc	Technology Hardware & Equipment	12,000	97,820
Kyocera Corp	Technology Hardware & Equipment	2,875	222,671
Leopalace21 Corp	Real Estate	5,185	37,892
Makita Corp	Consumer Durables & Apparel	1,593	36,512
Mediceo Paltac Holdings Co Ltd	Health Care Equipment & Services	1,393	14,130

Domini PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Mitsui Fudosan Co Ltd	Real Estate	7,486	94,046
Mitsui OSK Lines Ltd	Transportation	44,394	253,139
Mizuho Securities Co Ltd	Diversified Financials	28,000	64,888
Nintendo Co Ltd	Software & Services	493	131,837
Nippon Express Co Ltd	Transportation	16,691	59,547
Nippon Meat Packers Inc	Food & Beverage	2,598	26,750
Nippon Mining Holdings Inc	Energy	15,041	68,490
Nissan Motor Co Ltd	Automobiles & Components	24,237	125,638
Nisshin Seifun Group Inc	Food & Beverage	9,500	97,911
Nomura Holdings Inc	Diversified Financials	9,251	55,383
NTT Data Corp	Software & Services	36	94,478
NTT DoCoMo Inc	Telecommunication Services	106	147,604
ORIX Corp	Diversified Financials	2,693	126,185
Resona Holdings Inc	Banks	1,398	18,700
Ricoh Co Ltd	Technology Hardware & Equipment	15,010	183,534
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	4,300	263,546
SBI Holdings Inc	Diversified Financials	118	14,045
Seiko Epson Corp	Technology Hardware & Equipment	6,755	94,887
Seino Holdings Corp	Transportation	34,800	190,651
Seven & I Holdings Co Ltd	Food & Staples Retailing	16,579	374,937
Shinsei Bank Ltd	Banks	87,678	114,961
Sony Corp	Consumer Durables & Apparel	10,794	277,571
Sumitomo Trust & Banking Co Ltd/The	Banks	32,290	134,234
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,000	91,579
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	10,646	378,726
Tokuyama Corp	Materials	8,629	51,221
Tokyo Gas Co Ltd	Utilities	45,000	171,063
Tokyo Steel Manufacturing Co Ltd	Materials	14,800	151,031
Tokyo Tatemono Co Ltd	Real Estate	10,336	34,984
Toppan Printing Co Ltd	Commercial & Professional Services	42,297	318,995
Toyo Seikan Kaisha Ltd	Materials	15,779	260,938
Yamaguchi Financial Group Inc	Banks	1,172	11,305
Yamato Holdings Co Ltd	Transportation	2,773	30,891

			7,809,737

Malaysia—2.0%
PPB Group Berhad	Food & Beverage	17,291	51,484
Telekom Malaysia Bhd	Telecommunication Services	82,700	88,740
Tenaga Nasional Bhd	Utilities	60,056	123,992
YTL Corp Bhd	Utilities	34,540	68,886

			333,102

New Zealand—1.6%
Telecom Corp of New Zealand Ltd	Telecommunication Services	63,444	101,748
Vector Ltd	Utilities	128,395	157,719

			259,467

Norway—0.3%
StatoilHydro ASA	Energy	2,965	56,266

			56,266

Domini PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Philippines—0.1%
Philippine Long Distance Telephone Co	Telecommunication Services	525	23,722

			23,722

Singapore—2.1%
CapitaCommercial Trust	Real Estate	88,000	50,934
Jardine Cycle & Carriage Ltd	Retailing	22,662	219,072
Singapore Airlines Ltd	Transportation	5,379	38,962
Suntec Real Estate Investment Trust	Real Estate	72,000	35,825

			344,793

South Korea—5.9%
Daegu Bank	Banks	2,780	19,089
GS Holdings Corp	Energy	3,808	91,416
Hana Financial Group Inc	Banks	4,508	77,651
Industrial Bank Of Korea (a)	Banks	6,135	40,167
Korea Zinc Co Ltd	Materials	121	13,062
KT Corporation	Telecommunication Services	4,644	135,556
KT Freetel Co Ltd (a)	Telecommunication Services	1,832	37,839
LG Electronics Inc	Consumer Durables & Apparel	1,703	140,700
LG International Corp	Capital Goods	986	15,831
LG Telecom Ltd	Telecommunication Services	15,570	109,342
Lotte Shopping Co Ltd	Retailing	642	112,087
Shinhan Financial Group Co Ltd (a)	Banks	1,595	39,409
Woori Finance Holdings Co Ltd (a)	Banks	14,177	109,615
Woori Investment & Securities Co Ltd	Diversified Financials	2,380	33,298

			975,062

Taiwan—6.6%
Acer Inc	Technology Hardware & Equipment	101,503	194,269
Chunghwa Telecom Co Ltd	Telecommunication Services	42,454	80,868
Far Eastern Textile Co Ltd	Capital Goods	93,437	87,155
HTC Corporation	Technology Hardware & Equipment	6,161	83,454
Lite-On Technology Corp	Technology Hardware & Equipment	134,000	107,367
MediaTek Inc	Semiconductors & Semiconductor Equipment	6,477	67,466
Powerchip Semiconductor Corp (a)	Semiconductors & Semiconductor Equipment	564,505	91,315
Quanta Computer Inc	Technology Hardware & Equipment	180,900	270,200
Taiwan Cooperative Bank	Banks	150,008	81,414
Tatung Co Ltd (a)	Technology Hardware & Equipment	68,545	18,342

			1,081,850

Thailand—1.0%
Bangkok Bank PCL	Banks	66,718	162,277

			162,277

United States—1.1%
Noble Corporation Baar (a)	Energy	1,326	36,240
Southwestern Energy Co (a)	Energy	2,906	104,208
Tidewater Inc	Energy	743	32,135

			172,583

Total Investments—96.5% (Cost $20,289,264) (b)			15,807,865

Other Assets, less liabilities—3.5%			581,331

Net Assets—100.0%			$16,389,196

Domini PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $20,910,783. The aggregate gross unrealized appreciation is $118,138 and the aggregate gross unrealized depreciation is $5,221,056, resulting in net unrealized depreciation of $5,102,918.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the discretion of the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Country/Security	Industry	Shares	Value
Australia—4.1%
AGL Energy Ltd	Utilities	20,049	$222,718
Bluescope Steel Ltd	Materials	26,911	46,265
CSL Ltd/Australia	Pharma, Biotech & Life Sciences	1,507	38,110
GPT Group	Real Estate	222,105	76,695
Mirvac Group	Real Estate	86,700	66,565
National Australia Bank Ltd	Banks	3,926	59,506
OneSteel Ltd	Materials	25,264	41,392
OneSteel Ltd Rts (a) (c)	Materials	10,105	3,192
Origin Energy Ltd	Energy	7,880	94,310
Suncorp Metway	Insurance	24,038	104,198
Westpac Banking Corp	Banks	9,158	129,185

			882,136

Austria—1.3%
Immoeast AG (a)	Real Estate	19,331	44,059
Oesterreichische Post AG	Transportation	3,246	95,445
OMV AG	Energy	4,516	142,004

			281,508

Belgium—2.5%
Delhaize Group	Food & Staples Retailing	1,884	127,820
Dexia SA	Banks	29,887	147,562
Fortis	Diversified Financials	40,895	101,877
KBC Group NV	Banks	3,771	84,523
Omega Pharma SA	Health Care Equipment & Services	801	21,510
RTL Group SA	Media	547	22,832
UCB	Pharma, Biotech & Life Sciences	886	24,320

			530,444

China—0.4%
Agile Property Holdings Ltd	Real Estate	64,000	48,474
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	49,920	28,534

			77,008

Denmark—0.8%
H Lundbeck A S	Pharma, Biotech & Life Sciences	5,419	98,813
Novo Nordisk AS	Pharma, Biotech & Life Sciences	881	42,238
Novozymes AS B Shs	Materials	255	17,397
Rockwool International AS	Capital Goods	282	21,948

			180,396

Finland—0.3%
Metso OYJ	Capital Goods	1,885	29,274
Tieto Oyj	Software & Services	3,156	40,984

			70,258

Domini European PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

France—12.3%
Air France KLM	Transportation	6,658	74,744
AXA SA	Insurance	934	15,774
Societe BIC SA	Commercial & Professional Services	1,428	76,967
BNP Paribas	Banks	4,543	242,302
Cie Generale de Geophysique-Veritas (a)	Energy	4,448	65,365
Ciments Francais SA	Materials	916	83,752
Credit Agricole SA	Banks	1,752	26,002
Eiffage SA	Capital Goods	1,819	94,823
Eurazeo	Diversified Financials	1,506	62,213
France Telecom SA	Telecommunication Services	16,306	364,511
Gecina SA	Real Estate	1,190	65,724
M6-Metropole Television	Media	1,175	22,148
PEUGEOT SA	Automobiles & Components	2,262	52,904
Publicis Groupe SA	Media	953	29,380
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	8,670	502,857
Schneider Electric SA	Capital Goods	2,843	218,162
SCOR SE	Insurance	4,010	84,859
STMicroelectronics	Semiconductors & Semiconductor Equipment	12,056	80,037
Vivendi SA	Media	14,961	405,814
Wendel	Capital Goods	1,940	72,095

			2,640,433

Germany—6.8%
Adidas AG	Consumer Durables & Apparel	1,282	48,620
Allianz SE	Insurance	1,447	133,721
Commerzbank AG	Banks	23,389	159,923
Deutsche Lufthansa AG	Transportation	11,631	148,959
Deutsche Telekom AG	Telecommunication Services	29,440	356,560
Henkel AG & Co KGaA	Household & Personal Products	6,342	172,530
Metro AG	Food & Staples Retailing	1,555	66,349
Muenchener Rueckversicherungs AG	Insurance	1,862	258,157
Salzgitter AG	Materials	715	51,105
Suedzucker AG	Food & Beverage	3,040	59,095

			1,455,019

Greece—0.4%
Public Power Corp SA	Utilities	4,367	84,891

			84,891

Hong Kong—3.7%
Chinese Estates Holdings Ltd	Real Estate	27,539	34,468
First Pacific Co	Food & Beverage	78,000	35,225
Great Eagle Holdings Ltd	Real Estate	28,145	39,148
Hongkong Land Holdings Ltd	Real Estate	45,000	112,500
Hysan Development Co Ltd	Real Estate	26,223	47,911
Jardine Matheson Holdings Ltd	Capital Goods	2,714	61,608
Jardine Strategic Holdings Ltd	Capital Goods	1,866	22,019
New World Development Ltd	Real Estate	69,864	92,669
Sino Land Co	Real Estate	27,993	36,119

Domini European PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Swire Pacific Ltd	Real Estate	15,466	121,431
Wharf Holdings Ltd	Real Estate	30,192	100,508
Wheelock & Co Ltd	Real Estate	42,250	91,912

			795,518

Ireland—0.9%
Anglo Irish Bank Corp Ltd (c)	Banks	57,849	8,099
CRH PLC	Materials	2,409	63,428
DCC Plc	Capital Goods	3,536	64,141
Kerry Group PLC	Food & Beverage	890	18,339
Smurfit Kappa Group PLC	Materials	13,883	40,840

			194,847

Italy—3.3%
Banco Popolare SC	Banks	8,455	56,355
Buzzi Unicem SPA	Materials	8,246	122,379
Exor SPA (a)	Diversified Financials	2,064	26,448
Italcementi SpA	Materials	8,204	100,069
Pirelli & C SpA	Automobiles & Components	266,242	104,957
Saras SpA	Energy	7,089	20,948
Telecom Italia SpA	Telecommunication Services	120,000	153,128
Unicredit SpA	Banks	20,788	51,484
Unipol Gruppo Finanziario SPA	Insurance	52,947	66,617

			702,385

Japan—22.4%
Aeon Co Ltd	Food & Staples Retailing	12,385	96,678
Amada Co Ltd	Capital Goods	17,861	109,833
Aoyama Trading Co Ltd	Retailing	6,596	94,865
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	6,900	225,126
Brother Industries Ltd	Technology Hardware & Equipment	3,300	26,733
Central Japan Railway Co	Transportation	9	53,331
Chiba Bank Ltd/The	Banks	15,012	74,156
Chuo Mitsui Trust Holdings Inc	Banks	9,584	31,270
Credit Saison Co Ltd	Diversified Financials	4,141	46,130
Daiichi Sankyo Co Ltd	Pharma, Biotech & Life Sciences	1,077	18,117
Daito Trust Construction Co Ltd	Real Estate	1,900	78,986
Daiwa House Industry Co Ltd	Real Estate	8,000	69,848
Dentsu Inc	Media	1,202	22,150
Familymart Co	Food & Staples Retailing	600	16,527
Fast Retailing Co Ltd	Retailing	173	18,112
FUJIFILM Holdings Corp	Consumer Durables & Apparel	6,605	167,836
Fukuoka Financial Group Inc	Banks	32,451	99,611
Hakuhodo DY Holdings Inc	Media	2,983	137,045
Hokuhoku Financial Group Inc	Banks	50,000	87,920
Honda Motor Co Ltd	Automobiles & Components	6,363	183,999
Japan Retail Fund Investment Corp	Real Estate	15	52,752
Kawasaki Kisen Kaisha Ltd	Transportation	18,000	67,510
KDDI Corp	Telecommunication Services	15	67,388
Konica Minolta Holdings Inc	Technology Hardware & Equipment	5,873	47,875
Kyocera Corp	Technology Hardware & Equipment	1,691	130,969

Domini European PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Leopalace21 Corp	Real Estate	4,900	35,809
Mitsui OSK Lines Ltd	Transportation	21,000	119,744
Namco Bandai Holdings Inc	Consumer Durables & Apparel	2,260	22,489
Nintendo Co Ltd	Software & Services	272	72,738
Nippon Express Co Ltd	Transportation	6,000	21,406
Nippon Mining Holdings Inc	Energy	7,929	36,105
Nishi-Nippon City Bank Ltd/The	Banks	9,717	19,457
Nissan Motor Co Ltd	Automobiles & Components	13,327	69,083
Nisshin Seifun Group Inc	Food & Beverage	6,000	61,839
NTT Data Corp	Software & Services	18	47,239
ORIX Corp	Diversified Financials	1,800	84,342
Ricoh Co Ltd	Technology Hardware & Equipment	10,484	128,193
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	3,537	216,782
SBI Holdings Inc	Diversified Financials	200	23,804
Seiko Epson Corp	Technology Hardware & Equipment	6,385	89,689
Seino Holdings Corp	Transportation	15,893	87,069
Seven & I Holdings Co Ltd	Food & Staples Retailing	11,700	264,598
Sony Corp	Consumer Durables & Apparel	7,259	186,667
Sumitomo Trust & Banking Co Ltd/The	Banks	22,338	92,862
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,000	91,579
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,900	209,890
Tokuyama Corp	Materials	7,608	45,160
Tokyo Gas Co Ltd	Utilities	33,000	125,446
Tokyo Steel Manufacturing Co Ltd	Materials	9,195	93,833
Tokyo Tatemono Co Ltd	Real Estate	9,091	30,770
Toppan Printing Co	Commercial & Professional Services	30,154	227,415
Toyo Seikan Kaisha	Materials	8,419	139,226
Yamaguchi Financial Group Inc	Banks	3,755	36,220
Yamato Holdings Co Ltd	Transportation	8,941	99,602

			4,803,823

Netherlands—2.8%
Aegon NV	Insurance	6,430	33,230
Koninklijke Ahold NV	Food & Staples Retailing	26,606	293,750
ING Groep NV	Diversified Financials	23,362	219,361
Koninklijke DSM NV	Materials	797	24,940
Randstad Holding NV	Commercial & Professional Services	1,268	29,303

			600,584

New Zealand—1.0%
Telecom Corp of New Zealand Ltd	Telecommunication Services	58,675	94,099
Vector Npv	Utilities	88,073	108,188

			202,287

Norway—2.2%
Fred Olsen Energy ASA	Energy	2,559	81,714
Norske Skogindustrier ASA (a)	Materials	14,000	33,209
StatoilHydro ASA	Energy	15,889	301,522
Stolt Nielsen SA	Transportation	2,900	25,577
TGS Nopec Geophysical Co ASA (a)	Energy	3,298	24,724

			466,746

Domini European PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Singapore—1.0%
Ascendas Real Estate Investment Trust	Real Estate	50,133	45,477
CapitaCommercial Trust	Real Estate	51,000	29,519
Jardine Cycle & Carriage Ltd	Retailing	11,817	114,233
Suntec Real Estate Investment Trust	Real Estate	60,000	29,854

			219,083

South Korea—0.1%
GS Holdings Corp	Energy	981	23,550

			23,550

Spain—4.5%
Banco Santander SA	Banks	27,383	263,794
Banco Bilbao Vizcaya Argentaria SA	Banks	14,846	162,888
Banco Bilbao Vizcaya Argentaria SA	Diversified Financials	5,887	22,232
Gas Natural SDG	Utilities	6,314	101,237
Mapfre SA	Insurance	35,431	101,881
Telefonica SA	Telecommunication Services	16,795	320,695

			972,727

Sweden—1.9%
Boliden AB	Materials	7,528	48,134
Electrolux AB	Consumer Durables & Apparel	2,219	25,346
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment	16,310	143,772
Hennes & Mauritz AB	Retailing	599	26,959
Holmen AB	Materials	2,966	66,099
Industrivarden AB	Diversified Financials	3,206	27,266
Securitas AB	Commercial & Professional Services	8,057	67,271

			404,847

Switzerland—4.6%
Clariant AG	Materials	9,035	51,642
Novartis AG	Pharma, Biotech & Life Sciences	15,171	578,095
Roche Holdings AG	Pharma, Biotech & Life Sciences	1,876	238,010
Schindler Holding AG	Capital Goods	1,275	67,559
Schindler Holding AG	Capital Goods	810	42,351

			977,657

Taiwan—0.4%
Quanta Computer Inc	Technology Hardware & Equipment	49,660	74,174

			74,174

Turkey—0.2%
KOC Holding AS	Capital Goods	19,240	35,263

			35,263

Domini European PacAsia Social Equity Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

United Kingdom—18.4%
Aggreko Plc	Commercial & Professional Services	5,693	48,759
Antofagasta PLC	Materials	13,259	115,918
Aviva PLC	Insurance	27,762	129,790
Barclays PLC	Banks	104,605	436,335
BG Group PLC	Energy	18,079	292,809
Cable & Wireless PLC	Telecommunication Services	18,017	40,046
Centrica PLC	Utilities	67,863	228,270
Compass Group PLC	Consumer Services	4,886	23,458
Drax Group	Utilities	19,449	148,709
Experian PLC	Commercial & Professional Services	15,263	101,775
Friends Provident Group PLC	Insurance	19,676	18,718
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	28,243	439,011
Home Retail Group PLC	Retailing	9,072	33,842
HSBC Holdings PLC	Banks	23,924	170,340
Investec PLC	Diversified Financials	17,572	85,275
Kingfisher PLC	Retailing	9,966	27,483
Next PLC	Retailing	3,623	87,776
Old Mutual PLC	Insurance	127,630	129,170
Pearson PLC	Media	6,681	69,943
Reckitt Benckiser Group PLC	Household & Personal Products	3,828	151,281
Reed Elsevier PLC	Media	3,822	28,572
J Sainsbury PLC	Food & Staples Retailing	27,585	135,093
Standard Chartered PLC	Banks	3,237	50,748
Standard Life PLC	Insurance	11,534	32,524
Thomas Cook Group PLC	Consumer Services	34,233	133,284
Thomson Reuters PLC	Media	4,837	125,789
Tomkins Plc	Capital Goods	50,486	130,357
Unilever PLC	Food & Beverage	1,300	25,543
Vodafone Group PLC	Telecommunication Services	237,585	439,011
WH Smith PLC	Retailing	3,402	21,173
Wolseley (a)	Capital Goods	1,676	30,448

			3,931,250

Total Investments—96.3% (Cost $24,624,533) (b)			20,606,834

Other Assets, less liabilities—3.7%			801,621

Net Assets—100.0%			$21,408,455

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $25,148,419. The aggregate gross unrealized appreciation is $1,080,084 and the aggregate gross unrealized depreciation is $5,621,669, resulting in net unrealized depreciation of $4,541,585.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the discretion of the Fund's Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI EUROPEAN SOCIAL EQUITY FUND

DOMINI PACASIA SOCIAL EQUITY FUND

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises five separate series: Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, Domini European PacAsia Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The portfolio holdings of the Domini Social Bond Fund are included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Fund offer Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The Board of Trustees of the Trust and Domini Advisor Trust, an affiliated Domini fund, approved an Agreement and Plan of Reorganization providing for the transfer of all assts and liabilities of the Domini Advisor Trust in exchange for the issuance of Class A shares of the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Fund in a tax free reorganization that took place at the close of business on November 28, 2008. Prior to this merger, Class A shares of the Trust had not commenced operations.

The Board of Trustees of the Trust and the Domini Institutional Trust, an affiliated Domini fund, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each series of the Domini Institutional Trust in exchange for the issuance of Institutional shares of the Domini Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. Prior to this merger, Institutional shares of the Trust had not commenced operations.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Domini Social Equity Fund	$594,186,038	$—	$—

Domini European Social Equity Fund	44,929,449		143,091

Domini PacAsia Social Equity Fund	15,806,301		1,564

Domini European PacAsia Social Equity Fund	20,595,543		11,291

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini European PacAsia Social Equity Fund
Investments in Securities
Balance as of July 31, 2008	$—	$—	$—
Realized Gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(5,755)	—	(4,090)
Net purchases (sales)	8,787	1,564	3,192
Transfers in and/or out of Level Three	140,059	—	12,189

Balance as of April 30, 2009	$143,091	$1,564	$11,291

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

	Principal Amount	Value Note (1)
U.S. Government Agency Obligations — 27.5%
Fannie Mae:
1.875%, 4/20/2012	$2,500,000	$2,506,190
5.000%, 10/15/2011	3,353,000	3,625,344
Federal Agriculture Mortgage Corporation:
6.680%, 6/10/2014	1,000,000	1,178,834
Freddie Mac:
1.500%, 1/7/2011	4,600,000	4,626,689
1.625%, 4/26/2011	5,500,000	5,537,037
3.750%, 6/28/2013	525,000	558,310
5.500%, 9/15/2011	3,017,000	3,299,322
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	205,190	207,937
2003-20D 1, 4.760%, 4/1/2023	349,754	360,884
2003-20E 1, 4.640%, 5/1/2023	364,276	375,076
2003-20F 1, 4.070%, 6/1/2023	307,249	305,289
2003-20G 1, 4.350%, 7/1/2023	173,446	177,685

Total U.S. Government Agency Obligations (Cost $22,058,780)		22,758,597

U.S. Government Agency Mortgage Securities — 36.4%
Fannie Mae:
13743, 7.380%, 11/1/2019 VR	5,065	5,066
250168, 8.000%, 12/1/2009	2,790	2,844
252120, 7.500%, 8/1/2025	29,283	31,793
387231, 5.010%, 1/1/2015	1,016,833	1,064,393
696355, 5.500%, 3/1/2033	972,314	1,011,757
789089, 5.500%, 8/1/2019	387,695	405,368
874332, 6.030%, 2/1/2022	1,140,540	1,248,314
895098, 7.000%, 8/1/2036	1,280,384	1,371,664
937881, 5.500%, 6/1/2022	1,102,624	1,148,864
995346, 6.500%, 1/1/2039	1,384,023	1,475,303
387621, 5.040%, 10/1/2023	402,996	407,272
873384, 5.170%, 2/1/2021	293,198	300,560
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	12,288	13,340
1993-106 Z, 7.000%, 6/25/2013	5,551	5,911
2003-66 MB, 3.500%, 5/25/2023	414,396	419,984
2003-73 GA, 3.500%, 5/25/2031	486,130	492,051
2005-M1 A, 4.479%, 10/26/2031	139,713	143,255
Freddie Mac:
A18404, 5.500%, 2/1/2034	457,939	475,240
A30028, 6.000%, 11/1/2034	202,963	213,226
A51729, 6.500%, 8/1/2036	1,115,526	1,183,347
A62612, 5.500%, 6/1/2037	990,791	1,026,000
A69304, 5.500%, 11/1/2037	562,675	582,671
B11108, 5.500%, 11/1/2018	743,938	776,921
B11109, 4.500%, 11/1/2018	912,348	943,853
C77635, 5.500%, 2/1/2033	977,318	1,015,005
Freddie Mac CMO:
1208 D, 2.310%, 2/15/2022 VR	15,538	15,443
2302 J, 6.500%, 4/15/2031	72,800	76,862
2628 LE, 3.250%, 6/15/2033	315,429	317,453

Domini Social Bond Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Ginnie Mae CMO:
2002-26 C, 5.988%, 2/16/2024 VR	98,317	99,587
2002-37 C, 5.878%, 6/16/2024	507,356	528,472
2002-9 C, 6.269%, 10/16/2027	947,454	1,008,056
2003-78 C, 5.381%, 2/16/2031 VR	1,000,000	1,069,341
2004-6 C, 4.660%, 7/16/2033	1,000,000	1,037,108
2004-77 AB, 4.368%, 11/16/2030	679,494	700,310
2005-42 B, 4.571%, 9/16/2027	1,000,000	1,036,427
2005-67 B, 4.751%, 10/16/2026 VR	1,000,000	1,036,584
2005-79 A, 3.998%, 10/16/2033	681,797	692,751
2005-87, 4.449%, 3/16/2025	661,351	674,517
2005-89, 4.811%, 5/16/2027	800,884	826,501
2006-9 B, 5.269%, 3/16/2037 VR	1,000,000	1,060,791
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	6,251	6,754
2380, 8.500%, 2/20/2027	12,033	13,301
3233, 5.500%, 5/20/2017	381,865	398,671
615760, 5.500%, 8/15/2028	339,670	355,744
696520, 6.000%, 8/15/2038	1,444,470	1,508,762
703850, 5.500%, 11/20/2038	1,034,418	1,074,475
36296NW85, 6.000%, 8/15/2038	873,295	912,166

Total U.S. Government Agency Mortgage Securities (Cost $29,013,285)		30,214,078

Corporate Obligations — 23.9%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	690,931
Bank of New York Mellon-Mtn, 4.950%, 11/1/2012	700,000	727,171
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	734,728
Cisco Systems Inc., 5.500%, 2/22/2016	600,000	635,810
Coca-Cola Co, 5.350%, 11/15/2017	700,000	739,460
Comcast Corporation, 4.950%, 6/15/2016	600,000	568,944
Goldman Sachs Group Inc., 6.150%, 4/1/2018	700,000	661,366
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	725,977
IBM Corp, 5.700%, 9/14/2017	700,000	743,158
Johnson & Johnson, 5.550%, 8/15/2017	700,000	763,151
Kellogg Co., 4.250%, 3/6/2013	700,000	707,937
Kimberly-Clark, 6.125%, 8/1/2017	700,000	750,385
Kraft Foods Inc, 6.125%, 8/23/2018	700,000	712,328
Kroger Co., 7.500%, 1/15/2014	700,000	780,549
Northern Trust Company, 5.200%, 11/9/2012	700,000	714,488
Nucor Corp, 5.850%, 6/1/2018	700,000	712,530
NYSE EuroNext, 4.800%, 6/28/2013	700,000	714,035
Oracle Corp., 5.750%, 4/15/2018	700,000	742,911
PACCAR Inc, 6.375%, 2/15/2012	700,000	722,794
PepsiCo Inc., 7.900%, 11/1/2018	700,000	846,277
Praxair Inc., 4.625%, 3/30/2015	647,000	652,721
Proctor & Gamble Company, 4.600%, 1/15/2014	700,000	742,074
Roche Holdings Inc, 6.000%, 3/1/2019	700,000	729,178
SBC Communications, 5.100%, 9/15/2014	600,000	624,307
Time Warner Companies Inc., 5.500%, 11/15/2011	700,000	719,063
Verizon Communications, 5.550%, 2/15/2016	700,000	701,932
Xerox Corporation, 6.350%, 5/15/2018	700,000	567,914
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	685,051

Total Corporate Obligations (Cost $19,119,103)		19,817,170

Domini Social Bond Fund

Portfolio of Investments

April 30, 2009 (Unaudited)

Corporate Mortgage Securities — 1.8%
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035	1,408,188	1,478,779

Total Corporate Mortgage Securities (Cost $1,408,188)		1,478,779

State & Municipal Obligations — 3.3%
City of Cleveland, OH, 4.350%, 12/1/2011 (Insurer: AMBAC)	500,000	506,420
Hudson County, NJ, Improvement Authority, 7.290%, 9/1/2009 (Insurer: AMBAC)	175,000	177,760
Kentucky State Property and Buildings Commission, 3.960%, 10/1/2009 (Insurer: MBIA)	300,000	302,382
Los Angeles, CA, Community Redevelopment Agency, 6.600%, 9/1/2020 (Insurer: FSA)	515,000	444,656
North Carolina State University at Raleigh, 6.160%, 10/1/2009	400,000	401,240
Pennsylvania Economic Development Financing Authority, 5.650%, 6/1/2015 (Insurer: FGIC)	380,000	385,662
State of Mississippi, 3.510%, 11/1/2009	500,000	504,315

Total State & Municipal Obligations (Cost $2,811,332)		2,722,435

Certificates of Deposit — 3.6%
Central Bank of Kansas City, 2.900%, 5/30/2009 (a)	100,000	100,000
Citizens Savings Bank & Trust, 2.500%, 6/30/2009 (a)	100,000	100,000
City First Bank of D.C., 1.600%, 2/5/2010 (a)	100,000	100,000
City National Bank of New Jersey, 3.440%, 11/14/2009 (a)	200,000	200,000
Community Commerce Bank, 3.300%, 6/1/2009 (a)	100,000	100,000
Communitywide Federal Credit Union, 3.000%, 1/29/2010 (a)	100,000	100,000
Dakotaland Federal Credit Union, 1.740%, 4/22/2010 (a)	250,000	250,000
Delta Southern Bank, 2.500%, 6/21/2009 (a)	100,000	100,000
Elk Horn Bank & Trust, 2.200%, 6/20/2009 (a)	100,000	100,000
First Bank of the Delta, N.A., 2.650%, 6/24/2009 (a)	100,000	100,000
Harbor Bank of Maryland, 2.750%, 7/25/2009 (a)	100,000	100,000
Latino Community Credit Union, 3.200%, 6/1/2009 (a)	100,000	100,000
Legacy Bank, 3.900%, 7/26/2009 (a)	100,000	100,000
Liberty Bank and Trust Co., 2.680%, 12/4/2009 (a)	200,000	200,000
Louisville Community Bank, 2.250%, 6/25/2009 (a)	100,000	100,000
Neighborhood National Bank, 2.450%, 6/1/2009 (a)	100,000	100,000
New Resource Bank, 2.200%, 6/27/2009 (a)	100,000	100,000
Northside Community Federal Credit Union, 3.500%, 6/27/2009 (a)	100,000	100,000
Opportunities Credit Union, 1.750%, 7/21/2009 (a)	100,000	100,000
Santa Cruz Community Credit Union, 1.340%, 3/1/2010 (a)	100,000	100,000
Self-Help Credit Union, 3.350%, 12/12/2009 (a)	100,000	100,000
ShoreBank Pacific, 3.000%, 11/6/2009 (a)	200,000	200,000
University National Bank, 2.500%, 7/26/2009 (a)	100,000	100,000
Wainwright Bank & Trust Co., 2.470%, 1/24/2010 (a)	200,000	200,000

Total Certificates of Deposit (Cost $2,950,000)		2,950,000

Cash Equivalents — 0.4%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.420%, 5/15/2009 (a)	239,908	239,908
University National Bank, 0.200%, 5/15/2009 (a)	110,972	110,972

Total Cash Equivalents (Cost $350,880)		350,880

Total Investments — 96.9% (Cost $77,711,568) (b)		80,291,939

Other Assets, less liabilities — 3.1%		2,576,376

Net Assets — 100.0%		$82,868,315

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $77,723,899. The aggregate gross unrealized appreciation is $2,854,111 and the aggregate gross unrealized depreciation is $286,071, resulting in net unrealized appreciation of $2,568,040.

AMBAC — American Municipal Bond Assurance Corporation

CMO — Collateralized Mortgage Obligation

FGIC — Financial Guarantee Insurance Company

FSA — Financial Security Assurance Company

MBIA — Municipal Bond Investors Assurance

VR — Variable interest rate. Rate shown is that on April 30, 2009.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:

Domini Social Bond Fund	$	$80,291,939	$—

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: June 29, 2009

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: June 29, 2009